Financial assets, Non-current and current financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial assets [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 11,719	$ 11,719
Derivative assets (Note 10)	68,896	56,708
Other receivable accounts at amortized cost	70,957	68,155
Total non-current financial assets	151,572	136,582
Contracted concessional financial assets	184,812	177,407
Derivative assets (Note 10)	3,684	4,989
Other receivable accounts at amortized cost	5,731	6,490
Total current financial assets	$ 194,227	$ 188,886